SCHEDULE OF MAJOR RELATED PARTIES AND THEIR RELATIONSHIPS WITH GROUP (Details)	12 Months Ended
Dec. 31, 2023
Small Ye Group [Member]
Related Party Transaction [Line Items]
Nature of relationships	Controlled by Mr. Xiao Shanglue, Founder and CEO of the Group
Tianshi [Member]
Related Party Transaction [Line Items]
Nature of relationships	An associate of the Group (incorporated in 2017)	[1]
Weixin [Member]
Related Party Transaction [Line Items]
Nature of relationships	An associate of the Group (incorporated in 2018)
Bixin [Member]
Related Party Transaction [Line Items]
Nature of relationships	An associate of the Group (incorporated in 2019)
Yunnong [Member]
Related Party Transaction [Line Items]
Nature of relationships	An associate of the Group (incorporated in 2019)
Jimi [Member]
Related Party Transaction [Line Items]
Nature of relationships	An associate of the Group (incorporated in 2020)
Jibi [Member]
Related Party Transaction [Line Items]
Nature of relationships	An associate of the Group (incorporated in 2020)
Hangzhou Xingsheng Brand Marketing Management Co Ltd [Member]
Related Party Transaction [Line Items]
Nature of relationships	An associate of the Group (incorporated in 2020)	[1]
Yuncheng [Member]
Related Party Transaction [Line Items]
Nature of relationships	An associate of the Group (incorporated in 2020)	[1]
Huaji [Member]
Related Party Transaction [Line Items]
Nature of relationships	An associate of the Group (incorporated in 2020)	[1]

[1]	The investments in these associates were disposed by the Group in 2022 and 2023.